UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2008



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2008

[LOGO OF USAA]
   USAA(R)

                               USAA INCOME
                                   STOCK Fund

                                             [GRAPHIC OF USAA INCOME STOCK FUND]

                        A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2008

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           8

FINANCIAL INFORMATION

    Distributions to Shareholders                                            12

    Report of Independent Registered Public Accounting Firm                  13

    Portfolio of Investments                                                 14

    Notes to Portfolio of Investments                                        31

    Financial Statements                                                     32

    Notes to Financial Statements                                            35

EXPENSE EXAMPLE                                                              50

ADVISORY AGREEMENTS                                                          52

TRUSTEES' AND OFFICERS' INFORMATION                                          60

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                        THE OLD ADAGE - THE BEST TIME TO BUY IS
[PHOTO OF CHRISTOPHER W. CLAUS]       WHEN IT FEELS LIKE THE WORST TIME - IS OLD
                                      FOR A REASON. THERE FREQUENTLY ARE BUYING
                                              OPPORTUNITIES IN DECLINES.

                                                          "

                                                                     August 2008
--------------------------------------------------------------------------------

         No doubt about it. It's a tough time to be an investor. With the major stock indexes down more than 20% at the time of this writing, investors officially are in a bear market. But I believe that most people will look back at this period and say that, despite the economic challenges, there were some great buying opportunities.

         All the same, the experience has been unpleasant. The housing downturn, a liquidity crunch, tighter credit requirements, the rapid increase in oil, commodity, and food prices - all have had an impact on the equity markets. While the U.S. economy may not be in a recession officially, it certainly feels like one.

         The good news is that bear markets don't last forever (generally, slightly more than a year), and this one is nearly a year old. If history is any gauge, the worst could be over. For the long-term investor, it is time to keep the faith. The old adage - the best time to buy is when it feels like the worst time - is old for a reason. There frequently are buying opportunities in declines.

         When will this bear market end? No one really knows. But housing, the decline's primary catalyst, will play a role. Although a large number of foreclosed and unsold homes remains, residential real estate has become more affordable, which could mean that the housing downturn is closer to bottom.

         Meanwhile, oil prices have fallen from their peak of $147 a barrel. Nevertheless, they remain elevated and are subject to daily price swings, inventory pressures, and supply disruptions. In response, Americans are changing their driving habits - from the type of car they own to the

 . . . C O N T I N U E D
========================--------------------------------------------------------

         number of miles they drive. "Green" is a major social trend that's gaining momentum.

         At  the  moment,  the  liquidity  squeeze  on  financial   institutions
         continues to weigh on the equity market. I expect the uncertainty to end only after investors have confidence that the write-downs in the financial sector have ended.

         In the fixed-income market, credit spreads - the difference in yield between Treasuries and comparable corporate bonds - have widened to historic panic levels. When concern eases about credit quality, spreads are likely to narrow as corporate bond prices start to rise and Treasuries sell off. In the meantime, fixed-income investors have received strong yields.

         Long-term investors who can tolerate the volatility may find some attractive values in the market. In particular, I refer to U.S. large-cap stocks with sound fundamentals, high-quality corporate bonds, and high-quality municipal bonds. Investing a set amount each month, also called dollar-cost averaging, is one way to purchase them. Our investment representatives can help you implement such a plan; they also provide guidance - at no charge - if you are concerned about the markets or want to revisit your investment strategy.

         At USAA, we remain committed to providing you with our best advice, top-notch service, and a variety of pure no-load mutual funds. In the months ahead, we will continue working hard to serve your investment needs. From all of us here, thank you for your faith and trust in us.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF SAM WILDERMAN]              [PHOTO OF DAVID SCHMIDT]
SAM WILDERMAN, CFA                    DAVID SCHMIDT, CFA
  Grantham, Mayo,                       OFI Institutional Asset Management, Inc.
  Van Otterloo & Co. LLC

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the one-year period ended July 31, 2008, the USAA Income Stock Fund had a total return of -17.30%. This compares to returns of -15.15% for the Russell 1000 Value Index and -13.21% for the Lipper Equity Income Funds Index.

         The Fund's subadvisers are Grantham, Mayo, Van Otterloo & Co. LLC
         (GMO) and OFI Institutional Asset Management, Inc. (OFII).

HOW DID THE GMO PORTION OF THE FUND PERFORM?

         The GMO portion of the Fund trailed the Russell 1000 Value Index. Two significant stock-selection processes - one based on value and the other on momentum - drive this portion of the Fund's performance. During the reporting period, our value selections detracted from relative returns while our momentum selections were positive.

         While we at GMO were successful at choosing the right sectors to invest in, the stocks we selected within those sectors drove underperformance during the period. For instance, although our portfolio held a smaller weight in the financials sector than the benchmark, the financial stocks our value strategy selected underperformed significantly. And although the health care sector generally holds up well in market turmoil, the stocks selected negated the positive impact of our overweight in this sector.

         Early in the reporting year, we saw our value strategy continuing to favor lower-quality stocks with positive current results, including

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         many banks and financials. During the year, we slowly tilted the value strategy more strongly toward higher-quality companies; however, our exposure early on to these lower-quality, deep-value names worked against the portfolio. Citigroup, Inc. and Fannie Mae were among the stocks that detracted from returns in the GMO portion.

         Our portfolio benefited from some positive positioning during the year. An overweight position and solid stock selection in the high-quality consumer staples sector added to relative returns as investors sought safety in a turbulent period. Wal-Mart Stores, Inc. was the biggest positive contributor to the GMO portion of the Fund. We continue to hold this high-quality company - its rising share price has led our value strategy to reduce its weight, while our momentum strategy has been buying the stock on the way up. Energy stocks such as Chevron Corp. and Exxon Mobil Corp. - selected by our value and momentum strategies - benefited the GMO portion of the Fund as oil stocks soared.

WHAT'S GMO'S OUTLOOK?

         The GMO team positioned its portion of the Fund in higher-quality, more defensive stocks for strength. Our holdings of high-quality stocks possess the combination of attractive valuation and safety - traits we believe will hold up well in a volatile environment. Our momentum strategy continues to be dialed in to market trends and will change course with market sentiment. We believe the GMO portion of the Fund has the potential to outperform the index as investors refocus on companies with low debt that potentially can deliver consistent earnings in an uncertain economic environment. The bigger the fundamental problems in the economy, the more likely higher-quality stocks are to outperform.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-30.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

HOW DID THE OFII PORTION OF THE FUND PERFORM?

         The OFII portion of the Fund performed in line with the Russell 1000 Value Index, with relative returns improving as fundamentals began to reassert themselves in 2008. Interestingly, we had a lot of success trading in and out of financials using a quantitative process that ranks every stock in our investment universe daily. Our ability to understand individual stocks' momentum profiles and to seek to own them at opportune times was very helpful. For instance, the Federal Reserve Board's aggressive rate cuts in January, the sale of Bear Stearns, and the more explicit backing of Fannie Mae and Freddie Mac in July led to strong rallies in financials.

         Health care was another area where the OFII team capitalized on the volatile market. One holding, Millennium Pharmaceuticals, Inc., got a large cash takeover bid. We invested this portion of the Fund in HMOs after they were decimated in January, believing that the problems were temporary, and we were rewarded as the market began to come around to our view.

         On the down side, the OFII portion of the Fund did not own the right energy stocks in an environment where energy prices soared. We didn't own companies heavily leveraged to the price of oil such as Hess Corp., which did very well, and we had exposure to refiners, whose margins were squeezed.

WHAT'S YOUR OUTLOOK?

         A lot of investors were chasing momentum and piling into commodity-related stocks during the reporting year, somewhat reminiscent of the technology, media, and telecommunications boom of 1999 and 2000. That didn't end well, and we don't think this commodity boom will, either. We believe that staying focused on the fundamentals within OFII's quantitative enhanced-index strategy is prudent and potentially profitable.

         MILLENNIUM PHARMACEUTICALS, INC. WAS SOLD OUT OF THE FUND PRIOR TO JULY 31, 2008.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA INCOME STOCK FUND

                             LIPPER LEADER (OVERALL)

                                       [5]
                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense among 226 funds within the Lipper Equity Income Funds category for the overall period ended July 31, 2008. The Fund received a Lipper Leader rating for Expense among 226, 160, and 99 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of July 31, 2008.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME STOCK FUND (Ticker Symbol: USISX)

OBJECTIVE
--------------------------------------------------------------------------------

         Current income with the prospect of increasing dividend income and the potential for capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Normally invests at least 80% of the Fund's assets in common stocks, with at least 65% of the Fund's assets normally invested in common stocks of companies that pay dividends.

--------------------------------------------------------------------------------
                                          7/31/08                   7/31/07
--------------------------------------------------------------------------------
Net Assets                           $1,758.1 Million           $2,296.2 Million
Net Asset Value Per Share                 $12.53                     $16.64

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/08
--------------------------------------------------------------------------------

1 YEAR                               5 YEARS                            10 YEARS
-17.30%                               6.35%                               3.11%


--------------
EXPENSE RATIO*
--------------
    0.82%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       RUSSELL 1000           LIPPER EQUITY            USAA INCOME
                       VALUE INDEX          INCOME FUNDS INDEX          STOCK FUND
07/31/98               $10,000.00              $10,000.00              $10,000.00
08/31/98                 8,511.83                8,793.88                9,002.54
09/30/98                 9,000.38                9,246.02                9,540.68
10/31/98                 9,697.55                9,792.84                9,754.84
11/30/98                10,149.35               10,207.36               10,236.69
12/31/98                10,494.79               10,468.86               10,562.80
01/31/99                10,578.60               10,455.36               10,638.37
02/28/99                10,429.29               10,261.67               10,271.34
03/31/99                10,645.12               10,478.22               10,540.73
04/30/99                11,639.37               11,222.40               11,316.90
05/31/99                11,511.43               11,065.36               11,278.91
06/30/99                11,845.65               11,414.18               11,709.78
07/31/99                11,498.85               11,125.95               11,305.43
08/31/99                11,072.08               10,866.27               11,075.93
09/30/99                10,685.16               10,481.68               10,792.66
10/31/99                11,300.16               10,834.66               11,152.60
11/30/99                11,211.79               10,773.93               10,878.36
12/31/99                11,265.92               10,907.25               10,822.65
01/31/00                10,898.39               10,493.63               10,513.08
02/29/00                10,088.69                9,902.86                9,693.64
03/31/00                11,319.64               10,819.09               10,920.49
04/30/00                11,187.91               10,737.04               10,883.78
05/31/00                11,305.87               10,899.37               11,238.62
06/30/00                10,789.16               10,664.82               10,882.58
07/31/00                10,924.27               10,726.61               10,870.25
08/31/00                11,532.12               11,355.71               11,449.83
09/30/00                11,637.72               11,330.49               11,373.82
10/31/00                11,923.58               11,568.77               11,629.55
11/30/00                11,481.00               11,162.12               11,380.21
12/31/00                12,056.19               11,721.29               11,993.98
01/31/01                12,102.56               11,818.20               11,987.54
02/28/01                11,766.02               11,423.96               11,697.83
03/31/01                11,350.24               11,006.05               11,518.70
04/30/01                11,906.88               11,577.74               12,075.85
05/31/01                12,174.35               11,778.76               12,315.55
06/30/01                11,904.34               11,486.30               11,849.42
07/31/01                11,879.03               11,473.81               12,018.88
08/31/01                11,403.21               11,095.09               11,666.92
09/30/01                10,600.64               10,330.75               10,867.55
10/31/01                10,509.41               10,383.77               10,736.30
11/30/01                11,120.38               10,919.68               11,195.67
12/31/01                11,382.30               11,111.56               11,492.96
01/31/02                11,294.60               11,002.54               11,383.69
02/28/02                11,312.73               11,018.72               11,424.67
03/31/02                11,847.94               11,436.29               11,916.77
04/30/02                11,441.61               11,046.58               11,511.77
05/31/02                11,498.96               11,056.07               11,601.01
06/30/02                10,838.73               10,362.36               10,885.72
07/31/02                 9,831.17                9,530.18                9,858.50
08/31/02                 9,905.40                9,600.62                9,810.24
09/30/02                 8,804.04                8,601.40                8,694.84
10/31/02                 9,456.29                9,122.59                9,075.89
11/30/02                10,052.02                9,645.95                9,623.22
12/31/02                 9,615.40                9,285.54                9,309.17
01/31/03                 9,382.63                9,027.13                9,030.73
02/28/03                 9,132.49                8,804.08                8,820.01
03/31/03                 9,147.65                8,816.71                8,785.07
04/30/03                 9,952.86                9,492.02                9,367.72
05/31/03                10,595.33               10,061.97                9,927.66
06/30/03                10,727.81               10,167.15               10,022.62
07/31/03                10,887.55               10,280.59                9,984.63
08/31/03                11,057.20               10,433.35               10,159.40
09/30/03                10,949.32               10,363.31               10,159.54
10/31/03                11,619.40               10,879.57               10,815.97
11/30/03                11,777.04               11,015.24               11,029.70
12/31/03                12,502.96               11,683.59               11,707.65
01/31/04                12,722.83               11,865.13               11,991.33
02/29/04                12,995.50               12,089.76               12,183.01
03/31/04                12,881.75               11,952.78               12,073.73
04/30/04                12,566.92               11,752.26               11,750.53
05/31/04                12,695.09               11,827.48               11,765.92
06/30/04                12,995.05               12,097.96               12,057.06
07/31/04                12,812.01               11,841.56               11,825.34
08/31/04                12,994.21               11,962.10               11,979.82
09/30/04                13,195.63               12,134.23               12,114.25
10/31/04                13,414.98               12,267.55               12,106.49
11/30/04                14,093.22               12,816.38               12,750.62
12/31/04                14,565.17               13,204.89               13,115.12
01/31/05                14,306.62               12,966.26               12,815.98
02/28/05                14,780.76               13,348.97               13,256.82
03/31/05                14,577.95               13,142.92               12,959.00
04/30/05                14,316.86               12,901.91               12,634.23
05/31/05                14,661.50               13,205.98               13,125.34
06/30/05                14,822.02               13,318.63               13,375.51
07/31/05                15,250.86               13,746.67               13,813.14
08/31/05                15,184.53               13,667.38               13,638.08
09/30/05                15,397.73               13,774.93               13,740.48
10/31/05                15,006.66               13,504.45               13,420.75
11/30/05                15,499.97               13,905.54               13,804.43
12/31/05                15,592.56               13,971.38               13,874.33
01/31/06                16,198.14               14,408.60               14,412.87
02/28/06                16,297.01               14,473.68               14,476.77
03/31/06                16,517.80               14,652.94               14,608.61
04/30/06                16,937.55               14,976.71               14,883.55
05/31/06                16,509.71               14,592.66               14,416.15
06/30/06                16,615.32               14,644.18               14,500.85
07/31/06                17,019.13               14,834.53               14,832.30
08/31/06                17,303.99               15,119.59               15,108.51
09/30/06                17,648.92               15,439.84               15,473.98
10/31/06                18,226.62               15,933.10               15,917.68
11/30/06                18,642.71               16,243.11               16,167.26
12/31/06                19,061.19               16,542.37               16,511.61
01/31/07                19,304.96               16,764.75               16,736.59
02/28/07                19,004.00               16,573.48               16,364.88
03/31/07                19,297.81               16,759.38               16,543.16
04/30/07                20,010.92               17,457.33               17,162.06
05/31/07                20,732.69               18,079.74               17,761.31
06/30/07                20,248.25               17,778.72               17,330.95
07/31/07                19,311.89               17,096.47               16,423.46
08/31/07                19,528.29               17,282.11               16,610.88
09/30/07                20,199.05               17,791.09               17,073.59
10/31/07                20,201.28               17,983.58               17,024.04
11/30/07                19,213.96               17,190.63               16,112.39
12/31/07                19,028.16               17,034.84               15,965.74
01/31/08                18,266.02               16,259.58               15,343.84
02/29/08                17,500.72               15,731.19               14,657.60
03/31/08                17,369.13               15,573.86               14,455.84
04/30/08                18,215.80               16,280.53               15,113.42
05/31/08                18,186.89               16,426.10               15,059.52
06/30/08                16,446.01               14,951.44               13,625.55
07/31/08                16,386.65               14,837.99               13,582.19

                                   [END CHART]

         DATA FROM 7/31/98 THROUGH 7/31/08.

         The  graph  illustrates  the  comparison  of  a  $10,000   hypothetical
         investment in the USAA Income Stock Fund to the following benchmarks:

         o The unmanaged Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

         o The unmanaged Lipper Equity Income Funds Index tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------
     TOP 10 EQUITY HOLDINGS AS OF 7/31/2008
               (% of Net Assets)
------------------------------------------------

Exxon Mobil Corp.                           7.3%

Chevron Corp.                               4.5%

Pfizer, Inc.                                3.6%

ConocoPhillips                              2.8%

General Electric Co.                        2.7%

Bank of America Corp.                       2.6%

Johnson & Johnson                           2.5%

Wal-Mart Stores, Inc.                       2.4%

AT&T, Inc.                                  2.2%

Procter & Gamble Co.                        2.1%
------------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-30.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                   SECTOR ASSET ALLOCATION*
                           7/31/2008

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

Financials                                             23.2%
Energy                                                 19.6%
Health Care                                            13.3%
Consumer Staples                                       12.9%
Industrials                                             7.7%
Consumer Discretionary                                  6.9%
Information Technology                                  5.4%
Telecommunication Services                              4.2%
Materials                                               3.3%
Utilities                                               2.5%
Money Market Instruments                                0.9%

                          [END CHART]

         *EXCLUDES SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
          SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

12

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA INCOME STOCK FUND

         The following federal tax information related to the Fund's fiscal year ended July 31, 2008, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2009.

         79.82% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

         For the fiscal year ended July 31, 2008, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

         Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $117,076,000 as long-term capital gains for the fiscal year ended July 31, 2008.

         For the fiscal year ended July 31, 2008,  certain dividends paid by the
         Fund  qualify  as  interest-related   dividends.  The  Fund  designates
         $617,000 as qualifying interest income.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
=======================---------------------------------------------------------
                        Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INCOME STOCK FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Income Stock Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Stock Fund at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

San Antonio, Texas
September 17, 2008

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME STOCK FUND
JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              COMMON STOCKS (99.0%)

              CONSUMER DISCRETIONARY (6.9%)
              -----------------------------
              ADVERTISING (0.1%)
   222,000    Interpublic Group of Companies, Inc.*                                                    $    1,951
                                                                                                       ----------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
    10,800    Jones Apparel Group, Inc.                                                                       181
    15,800    Liz Claiborne, Inc.                                                                             206
    16,600    VF Corp.(a)                                                                                   1,188
                                                                                                       ----------
                                                                                                            1,575
                                                                                                       ----------
              APPAREL RETAIL (0.3%)
    43,600    Foot Locker, Inc.                                                                               657
   164,300    Gap, Inc.                                                                                     2,648
   166,800    Limited Brands, Inc.                                                                          2,751
                                                                                                       ----------
                                                                                                            6,056
                                                                                                       ----------
              AUTO PARTS & EQUIPMENT (0.5%)
    43,400    Autoliv, Inc.                                                                                 1,694
     3,000    BorgWarner, Inc.                                                                                121
   223,500    Johnson Controls, Inc.                                                                        6,741
                                                                                                       ----------
                                                                                                            8,556
                                                                                                       ----------
              AUTOMOBILE MANUFACTURERS (0.4%)
   591,468    Ford Motor Co.*(a)                                                                            2,839
   311,700    General Motors Corp.(a)                                                                       3,451
    31,600    Thor Industries, Inc.(a)                                                                        620
                                                                                                       ----------
                                                                                                            6,910
                                                                                                       ----------
              AUTOMOTIVE RETAIL (0.0%)
    17,500    AutoNation, Inc.*                                                                               181
    15,300    Penske Automotive Group, Inc.                                                                   203
                                                                                                       ----------
                                                                                                              384
                                                                                                       ----------
              BROADCASTING & CABLE TV (0.7%)
   318,400    CBS Corp. "B"                                                                                 5,209
   353,700    Comcast Corp. "A"                                                                             7,293
     4,100    Scripps Networks Interactive "A"*                                                               166
                                                                                                       ----------
                                                                                                           12,668
                                                                                                       ----------
              DEPARTMENT STORES (0.0%)
    14,700    Macy's, Inc.                                                                                    277
     2,100    Sears Holdings Corp.*(a)                                                                        170
                                                                                                       ----------
                                                                                                              447
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              DISTRIBUTORS (0.2%)
    72,400    Genuine Parts Co.                                                                        $    2,904
                                                                                                       ----------
              EDUCATIONAL SERVICES (0.0%)
    11,600    Apollo Group, Inc. "A"*                                                                         723
     1,300    ITT Educational Services, Inc.*                                                                 115
                                                                                                       ----------
                                                                                                              838
                                                                                                       ----------
              FOOTWEAR (0.0%)
     1,400    NIKE, Inc. "B"                                                                                   82
                                                                                                       ----------
              GENERAL MERCHANDISE STORES (0.1%)
    42,100    Target Corp.(a)                                                                               1,904
                                                                                                       ----------
              HOME FURNISHINGS (0.5%)
   459,700    Leggett & Platt, Inc.(a)                                                                      8,964
     5,200    Mohawk Industries, Inc.*                                                                        307
                                                                                                       ----------
                                                                                                            9,271
                                                                                                       ----------
              HOME IMPROVEMENT RETAIL (1.1%)
   591,800    Home Depot, Inc.                                                                             14,102
   286,300    Lowe's Companies, Inc.                                                                        5,818
                                                                                                       ----------
                                                                                                           19,920
                                                                                                       ----------
              HOMEBUILDING (0.2%)
     9,300    Centex Corp.                                                                                    137
   104,166    D.R. Horton, Inc.                                                                             1,158
    22,700    KB Home                                                                                         399
    53,300    Lennar Corp. "A"(a)                                                                             645
     9,463    M.D.C. Holdings, Inc.                                                                           393
     9,600    Toll Brothers, Inc.*                                                                            193
                                                                                                       ----------
                                                                                                            2,925
                                                                                                       ----------
              HOTELS, RESORTS, & CRUISE LINES (0.1%)
    24,300    Carnival Corp.                                                                                  898
                                                                                                       ----------
              HOUSEHOLD APPLIANCES (0.0%)
     1,500    Snap-On, Inc.                                                                                    84
     8,600    Stanley Works                                                                                   383
                                                                                                       ----------
                                                                                                              467
                                                                                                       ----------
              HOUSEWARES & SPECIALTIES (0.3%)
   288,600    Newell Rubbermaid, Inc.                                                                       4,771
                                                                                                       ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              INTERNET RETAIL (0.1%)
    98,600    Expedia, Inc.*                                                                           $    1,930
                                                                                                       ----------
              LEISURE PRODUCTS (0.0%)
    13,500    Brunswick Corp.                                                                                 174
                                                                                                       ----------
              MOTORCYCLE MANUFACTURERS (0.0%)
     4,800    Harley-Davidson, Inc.                                                                           182
                                                                                                       ----------
              MOVIES & ENTERTAINMENT (1.2%)
   271,600    Regal Entertainment Group "A"                                                                 4,522
   881,800    Time Warner, Inc.                                                                            12,627
   127,800    Walt Disney Co.                                                                               3,879
                                                                                                       ----------
                                                                                                           21,028
                                                                                                       ----------
              PHOTOGRAPHIC PRODUCTS (0.2%)
   192,509    Eastman Kodak Co.                                                                             2,818
                                                                                                       ----------
              PUBLISHING (0.4%)
     1,366    E.W. Scripps Co. "A"                                                                              9
   316,500    Gannett Co., Inc.(a)                                                                          5,735
    33,200    McClatchy Co. "A"(a)                                                                            142
    56,100    New York Times Co. "A"(a)                                                                       706
                                                                                                       ----------
                                                                                                            6,592
                                                                                                       ----------
              RESTAURANTS (0.4%)
   108,500    McDonald's Corp.                                                                              6,487
                                                                                                       ----------
              SPECIALTY STORES (0.0%)
    11,700    Staples, Inc.                                                                                   263
                                                                                                       ----------
              Total Consumer Discretionary                                                                122,001
                                                                                                       ----------
              CONSUMER STAPLES (12.9%)
              ------------------------
              AGRICULTURAL PRODUCTS (0.5%)
   286,900    Archer-Daniels-Midland Co.                                                                    8,214
     1,700    Bunge Ltd.                                                                                      168
                                                                                                       ----------
                                                                                                            8,382
                                                                                                       ----------
              BREWERS (0.4%)
    42,700    Anheuser-Busch Companies, Inc.                                                                2,893
    78,300    Molson Coors Brewing Co. "B"                                                                  4,226
                                                                                                       ----------
                                                                                                            7,119
                                                                                                       ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              DRUG RETAIL (0.4%)
   123,000    CVS Caremark Corp.                                                                       $    4,489
    90,700    Walgreen Co.                                                                                  3,115
                                                                                                       ----------
                                                                                                            7,604
                                                                                                       ----------
              FOOD RETAIL (0.2%)
    28,600    Kroger Co.                                                                                      809
    76,500    Safeway, Inc.                                                                                 2,044
    36,342    SUPERVALU, Inc.                                                                                 931
                                                                                                       ----------
                                                                                                            3,784
                                                                                                       ----------
              HOUSEHOLD PRODUCTS (2.5%)
     9,900    Clorox Co.                                                                                      540
    25,100    Colgate-Palmolive Co.                                                                         1,864
     3,200    Energizer Holdings, Inc.*                                                                       228
    89,700    Kimberly-Clark Corp.                                                                          5,188
   551,700    Procter & Gamble Co.                                                                         36,125
                                                                                                       ----------
                                                                                                           43,945
                                                                                                       ----------
              HYPERMARKETS & SUPER CENTERS (2.5%)
     2,300    BJ's Wholesale Club, Inc.*                                                                       86
    16,400    Costco Wholesale Corp.                                                                        1,028
   730,900    Wal-Mart Stores, Inc.                                                                        42,846
                                                                                                       ----------
                                                                                                           43,960
                                                                                                       ----------
              PACKAGED FOODS & MEAT (1.7%)
    28,600    Campbell Soup Co.                                                                             1,041
   161,200    ConAgra Foods, Inc.                                                                           3,495
    30,900    General Mills, Inc.                                                                           1,990
    22,900    H.J. Heinz Co.                                                                                1,154
    19,100    Hershey Co.                                                                                     702
     6,800    Hormel Foods Corp.                                                                              246
    77,700    J.M. Smucker Co.                                                                              3,787
    60,900    Kellogg Co.                                                                                   3,231
   175,679    Kraft Foods, Inc. "A"(a)                                                                      5,590
   504,200    Sara Lee Corp.                                                                                6,887
    26,500    Tyson Foods, Inc. "A"                                                                           395
     5,600    William Wrigley Jr. Co.                                                                         442
                                                                                                       ----------
                                                                                                           28,960
                                                                                                       ----------
              PERSONAL PRODUCTS (0.1%)
    21,100    Avon Products, Inc.                                                                             895
     5,400    Estee Lauder Companies, Inc. "A"                                                                238
                                                                                                       ----------
                                                                                                            1,133
                                                                                                       ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              SOFT DRINKS (3.1%)
   484,200    Coca-Cola Co.                                                                            $   24,936
   184,700    Coca-Cola Enterprises, Inc.                                                                   3,127
   138,700    Pepsi Bottling Group, Inc.                                                                    3,863
   218,900    PepsiAmericas, Inc.                                                                           5,181
   256,500    PepsiCo, Inc.                                                                                17,073
                                                                                                       ----------
                                                                                                           54,180
                                                                                                       ----------
              TOBACCO (1.5%)
   585,900    Altria Group, Inc.                                                                           11,923
    87,200    Philip Morris International, Inc.                                                             4,504
   155,400    Reynolds American, Inc.                                                                       8,676
    35,900    UST, Inc.                                                                                     1,888
                                                                                                       ----------
                                                                                                           26,991
                                                                                                       ----------
              Total Consumer Staples                                                                      226,058
                                                                                                       ----------
              ENERGY (19.6%)
              --------------
              INTEGRATED OIL & GAS (15.6%)
   944,501    Chevron Corp.                                                                                79,867
   594,677    ConocoPhillips                                                                               48,538
 1,597,300    Exxon Mobil Corp.                                                                           128,471
    25,300    Hess Corp.                                                                                    2,565
    27,300    Marathon Oil Corp.                                                                            1,350
    18,900    Murphy Oil Corp.                                                                              1,507
   160,900    Occidental Petroleum Corp.                                                                   12,684
                                                                                                       ----------
                                                                                                          274,982
                                                                                                       ----------
              OIL & GAS DRILLING (0.3%)
     6,500    Helmerich & Payne, Inc.                                                                         384
    26,000    Patterson-UTI Energy, Inc.                                                                      739
    50,800    Unit Corp.*                                                                                   3,432
                                                                                                       ----------
                                                                                                            4,555
                                                                                                       ----------
              OIL & GAS EQUIPMENT & SERVICES (0.0%)
     1,600    Oil States International, Inc.*                                                                  88
                                                                                                       ----------
              OIL & GAS EXPLORATION & PRODUCTION (3.1%)
   186,100    Anadarko Petroleum Corp.                                                                     10,777
   164,700    Apache Corp.                                                                                 18,474
    31,900    Chesapeake Energy Corp.                                                                       1,600
    71,300    Cimarex Energy Co.                                                                            3,715
   150,700    Devon Energy Corp.                                                                           14,300

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    42,900    EOG Resources, Inc.                                                                      $    4,313
     3,000    Forest Oil Corp.*                                                                               171
     3,100    Newfield Exploration Co.*                                                                       152
    10,500    Noble Energy, Inc.                                                                              776
     1,300    Plains Exploration & Production Co.*                                                             73
       900    Whiting Petroleum Corp.*                                                                         84
                                                                                                       ----------
                                                                                                           54,435
                                                                                                       ----------
              OIL & GAS REFINING & MARKETING (0.4%)
   227,100    Valero Energy Corp.                                                                           7,587
                                                                                                       ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    29,200    El Paso Corp.                                                                                   523
    26,600    Overseas Shipholding Group, Inc.                                                              2,095
                                                                                                       ----------
                                                                                                            2,618
                                                                                                       ----------
              Total Energy                                                                                344,265
                                                                                                       ----------
              FINANCIALS (23.2%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (1.5%)
   249,800    Allied Capital Corp.(a)                                                                       3,435
   180,415    American Capital Strategies Ltd.(a)                                                           3,666
   100,800    Ameriprise Financial, Inc.                                                                    4,284
   226,400    Bank of New York Mellon Corp.(a)                                                              8,037
     1,300    BlackRock, Inc. "A"                                                                             282
   103,900    Janus Capital Group, Inc.(a)                                                                  3,152
    43,400    Northern Trust Corp.                                                                          3,393
                                                                                                       ----------
                                                                                                           26,249
                                                                                                       ----------
              CONSUMER FINANCE (0.1%)
    23,700    Capital One Financial Corp.                                                                     992
     1,600    Student Loan Corp.                                                                              174
                                                                                                       ----------
                                                                                                            1,166
                                                                                                       ----------
              DIVERSIFIED BANKS (2.3%)
    59,400    Comerica, Inc.                                                                                1,706
   603,149    U.S. Bancorp(a)                                                                              18,463
   161,668    Wachovia Corp.                                                                                2,792
   567,800    Wells Fargo & Co.                                                                            17,187
                                                                                                       ----------
                                                                                                           40,148
                                                                                                       ----------
              INSURANCE BROKERS (0.1%)
    29,000    Aon Corp.                                                                                     1,328
                                                                                                       ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              INVESTMENT BANKING & BROKERAGE (1.3%)
    62,700    Goldman Sachs Group, Inc.                                                                $   11,539
    18,100    Lehman Brothers Holdings, Inc.                                                                  314
    58,900    Merrill Lynch & Co., Inc.                                                                     1,570
   230,531    Morgan Stanley(a)                                                                             9,101
                                                                                                       ----------
                                                                                                           22,524
                                                                                                       ----------
              LIFE & HEALTH INSURANCE (2.4%)
    22,200    AFLAC, Inc.                                                                                   1,235
    54,000    Lincoln National Corp.                                                                        2,576
   191,600    MetLife, Inc.                                                                                 9,727
    14,300    Nationwide Financial Services, Inc. "A"                                                         663
   118,400    Principal Financial Group, Inc.                                                               5,033
    15,600    Protective Life Corp.                                                                           561
   120,500    Prudential Financial, Inc.                                                                    8,311
   110,600    StanCorp Financial Group, Inc.                                                                5,462
    57,500    Torchmark Corp.                                                                               3,338
   241,000    Unum Group                                                                                    5,823
                                                                                                       ----------
                                                                                                           42,729
                                                                                                       ----------
              MULTI-LINE INSURANCE (2.2%)
    21,200    American Financial Group, Inc.                                                                  614
   661,900    American International Group, Inc.                                                           17,242
    73,900    Assurant, Inc.                                                                                4,443
   324,200    Genworth Financial, Inc. "A"                                                                  5,177
   168,300    Hartford Financial Services Group, Inc.                                                      10,669
     6,200    Loews Corp.                                                                                     276
    11,400    Unitrin, Inc.                                                                                   315
                                                                                                       ----------
                                                                                                           38,736
                                                                                                       ----------
              MULTI-SECTOR HOLDINGS (0.0%)
    14,300    Leucadia National Corp.                                                                         640
                                                                                                       ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (5.4%)
 1,418,535    Bank of America Corp.                                                                        46,670
 1,685,700    Citigroup, Inc.                                                                              31,506
   435,600    JPMorgan Chase & Co.(a)                                                                      17,698
                                                                                                       ----------
                                                                                                           95,874
                                                                                                       ----------
              PROPERTY & CASUALTY INSURANCE (2.6%)
    44,500    ACE Ltd.                                                                                      2,256
   184,600    Allstate Corp.                                                                                8,532
    12,800    Ambac Financial Group, Inc.                                                                      32

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JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    11,500    Axis Capital Holdings Ltd.                                                               $      364
   109,600    Chubb Corp.                                                                                   5,265
    93,800    Cincinnati Financial Corp.                                                                    2,611
    14,900    CNA Financial Corp.                                                                             398
    53,700    Fidelity National Title Group, Inc. "A"                                                         718
    30,400    First American Corp.                                                                            766
       100    Markel Corp.*                                                                                    36
   104,900    MBIA, Inc.(a)                                                                                   622
    53,400    Mercury General Corp.                                                                         2,697
    87,375    Old Republic International Corp.                                                                918
   108,400    Progressive Corp.                                                                             2,195
    24,800    Safeco Corp.                                                                                  1,641
   337,500    Travelers Companies, Inc.                                                                    14,891
    10,700    W.R. Berkley Corp.                                                                              253
    43,500    XL Capital Ltd. "A"                                                                             778
     8,500    Zenith National Insurance Corp.                                                                 293
                                                                                                       ----------
                                                                                                           45,266
                                                                                                       ----------
              REGIONAL BANKS (2.4%)
   212,300    Associated Banc Corp.(a)                                                                      3,543
    47,700    Bank of Hawaii Corp.                                                                          2,404
   309,900    BB&T Corp.(a)                                                                                 8,683
     7,000    City National Corp.                                                                             344
    96,500    Colonial BancGroup, Inc.(a)                                                                     643
   133,300    Fifth Third Bancorp(a)                                                                        1,862
    70,000    First Horizon National Corp.(a)                                                                 658
     4,900    Firstmerit Corp.                                                                                 96
    32,600    Fulton Financial Corp.(a)                                                                       344
   192,000    Huntington Bancshares, Inc.(a)                                                                1,348
   333,200    KeyCorp                                                                                       3,515
     5,200    M&T Bank Corp.                                                                                  366
    48,000    Marshall & Ilsley Corp.(a)                                                                      730
   374,746    National City Corp.(a)                                                                        1,772
   114,300    Popular, Inc.(a)                                                                                785
   432,331    Regions Financial Corp.(a)                                                                    4,098
   110,200    SunTrust Banks, Inc.                                                                          4,525
    60,600    Synovus Financial Corp.(a)                                                                      576
    59,200    TCF Financial Corp.(a)                                                                          755
    28,500    UnionBanCal Corp.                                                                             1,531
     5,200    Wilmington Trust Corp.                                                                          123
    94,800    Zions Bancorp(a)                                                                              2,775
                                                                                                       ----------
                                                                                                           41,476
                                                                                                       ----------

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JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              REINSURANCE (0.7%)
    50,200    Arch Capital Group Ltd.*                                                                 $    3,500
     7,900    Endurance Specialty Holdings Ltd.                                                               242
    32,400    Everest Reinsurance Group Ltd.                                                                2,650
    98,100    Reinsurance Group of America, Inc.                                                            4,876
     3,700    RenaissanceRe Holdings Ltd.                                                                     188
     3,800    Transatlantic Holdings, Inc.                                                                    220
                                                                                                       ----------
                                                                                                           11,676
                                                                                                       ----------
              REITs - DIVERSIFIED (0.1%)
    24,400    Colonial Properties Trust                                                                       487
    19,400    Liberty Property Trust, Inc.                                                                    706
                                                                                                       ----------
                                                                                                            1,193
                                                                                                       ----------
              REITs - INDUSTRIAL (0.0%)
     4,800    AMB Property Corp.                                                                              235
                                                                                                       ----------
              REITs - MORTGAGE (0.3%)
   322,500    Annaly Capital Management, Inc.                                                               4,860
    86,500    CapitalSource, Inc.(a)                                                                        1,005
                                                                                                       ----------
                                                                                                            5,865
                                                                                                       ----------
              REITs - OFFICE (0.1%)
    13,400    Boston Properties, Inc.(a)                                                                    1,289
                                                                                                       ----------
              REITs - RESIDENTIAL (0.6%)
    16,400    Apartment Investment & Management Co. "A"                                                       560
     3,600    AvalonBay Communities, Inc.                                                                     359
    12,100    Camden Property Trust                                                                           595
   143,200    Equity Residential Properties Trust(a)                                                        6,182
    27,000    Essex Property Trust, Inc.                                                                    3,277
                                                                                                       ----------
                                                                                                           10,973
                                                                                                       ----------
              REITs - RETAIL (0.0%)
    12,400    Kimco Realty Corp.                                                                              438
     5,700    Regency Centers Corp.                                                                           339
                                                                                                       ----------
                                                                                                              777
                                                                                                       ----------
              REITs - SPECIALIZED (0.3%)
    34,400    HCP, Inc.                                                                                     1,241
    21,500    Health Care REIT, Inc.                                                                        1,072
    78,200    Hospitality Properties Trust                                                                  1,666
     3,600    Public Storage                                                                                  295
    23,000    Rayonier, Inc.                                                                                1,074
                                                                                                       ----------
                                                                                                            5,348
                                                                                                       ----------

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JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              SPECIALIZED FINANCE (0.2%)
   136,300    CIT Group, Inc.(a)                                                                       $    1,156
   114,500    NASDAQ Stock Market, Inc.*                                                                    3,180
                                                                                                       ----------
                                                                                                            4,336
                                                                                                       ----------
              THRIFTS & MORTGAGE FINANCE (0.6%)
     6,000    Astoria Financial Corp.                                                                         134
   189,900    Fannie Mae(a),(b)                                                                             2,184
    33,200    Freddie Mac(b)                                                                                  271
   151,700    Hudson City Bancorp, Inc.(a)                                                                  2,770
   217,800    New York Community Bancorp, Inc.(a)                                                           3,620
   210,712    Washington Mutual, Inc.(a)                                                                    1,123
                                                                                                       ----------
                                                                                                           10,102
                                                                                                       ----------
              Total Financials                                                                            407,930
                                                                                                       ----------
              HEALTH CARE (13.3%)
              -------------------
              BIOTECHNOLOGY (1.0%)
   140,000    Amgen, Inc.*                                                                                  8,768
    35,700    Biogen Idec, Inc.*                                                                            2,490
     9,500    Gilead Sciences, Inc.*                                                                          513
    71,200    ImClone Systems, Inc.*                                                                        4,552
                                                                                                       ----------
                                                                                                           16,323
                                                                                                       ----------
              HEALTH CARE DISTRIBUTORS (1.4%)
   184,700    AmerisourceBergen Corp.                                                                       7,733
   142,600    Cardinal Health, Inc.                                                                         7,662
   173,200    McKesson Corp.                                                                                9,698
                                                                                                       ----------
                                                                                                           25,093
                                                                                                       ----------
              HEALTH CARE EQUIPMENT (0.5%)
    61,000    Medtronic, Inc.                                                                               3,223
    27,300    Stryker Corp.                                                                                 1,752
    56,800    Zimmer Holdings, Inc.*                                                                        3,914
                                                                                                       ----------
                                                                                                            8,889
                                                                                                       ----------
              HEALTH CARE SERVICES (0.3%)
    22,900    Express Scripts, Inc.*                                                                        1,615
   126,000    Omnicare, Inc.                                                                                3,710
                                                                                                       ----------
                                                                                                            5,325
                                                                                                       ----------
              LIFE SCIENCES TOOLS & SERVICES (0.0%)
     2,700    Applied Biosystems, Inc.                                                                        100
                                                                                                       ----------

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JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (1.5%)
     5,400    Aetna, Inc.                                                                              $      222
    32,400    Coventry Health Care, Inc.*                                                                   1,146
    45,300    Humana, Inc.*                                                                                 1,989
   549,795    UnitedHealth Group, Inc.                                                                     15,438
   149,769    WellPoint, Inc.*                                                                              7,855
                                                                                                       ----------
                                                                                                           26,650
                                                                                                       ----------
              PHARMACEUTICALS (8.6%)
    70,800    Abbott Laboratories                                                                           3,989
    34,800    Bristol-Myers Squibb Co.                                                                        735
   170,600    Eli Lilly and Co.                                                                             8,037
   636,400    Johnson & Johnson                                                                            43,574
   536,700    King Pharmaceuticals, Inc.*                                                                   6,177
   478,900    Merck & Co., Inc.                                                                            15,756
 3,376,200    Pfizer, Inc.                                                                                 63,034
    70,700    Watson Pharmaceuticals, Inc.*                                                                 2,044
   187,800    Wyeth                                                                                         7,610
                                                                                                       ----------
                                                                                                          150,956
                                                                                                       ----------
              Total Health Care                                                                           233,336
                                                                                                       ----------
              INDUSTRIALS (7.7%)
              ------------------
              AEROSPACE & DEFENSE (2.1%)
    71,400    BE Aerospace, Inc.*                                                                           1,833
    80,200    General Dynamics Corp.                                                                        7,149
    30,000    L-3 Communications Holdings, Inc.                                                             2,961
    24,700    Northrop Grumman Corp.                                                                        1,664
   148,300    Raytheon Co.                                                                                  8,443
   221,000    United Technologies Corp.                                                                    14,140
                                                                                                       ----------
                                                                                                           36,190
                                                                                                       ----------
              AIR FREIGHT & LOGISTICS (0.1%)
    23,100    United Parcel Service, Inc. "B"                                                               1,457
                                                                                                       ----------
              BUILDING PRODUCTS (0.1%)
   112,400    Masco Corp.                                                                                   1,853
                                                                                                       ----------
              COMMERCIAL PRINTING (0.3%)
    10,100    Deluxe Corp.                                                                                    145
   212,100    R.R. Donnelley & Sons Co.                                                                     5,663
                                                                                                       ----------
                                                                                                            5,808
                                                                                                       ----------

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JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    51,600    AGCO Corp.*                                                                              $    3,088
    46,500    Deere & Co.                                                                                   3,263
     5,800    PACCAR, Inc.                                                                                    244
    23,200    Terex Corp.*                                                                                  1,098
                                                                                                       ----------
                                                                                                            7,693
                                                                                                       ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
     2,200    Cooper Industries Ltd. "A"                                                                       93
   104,300    Hubbell, Inc. "B"                                                                             4,397
                                                                                                       ----------
                                                                                                            4,490
                                                                                                       ----------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.2%)
    74,400    Manpower, Inc.                                                                                3,571
                                                                                                       ----------
              INDUSTRIAL CONGLOMERATES (3.2%)
    77,500    3M Co.                                                                                        5,455
 1,659,900    General Electric Co.                                                                         46,958
     7,400    Teleflex, Inc.                                                                                  454
    55,450    Tyco International Ltd.                                                                       2,471
                                                                                                       ----------
                                                                                                           55,338
                                                                                                       ----------
              INDUSTRIAL MACHINERY (0.9%)
    69,100    Crane Co.                                                                                     2,453
    41,800    Danaher Corp.                                                                                 3,329
     7,700    Eaton Corp.                                                                                     547
     5,000    Illinois Tool Works, Inc.                                                                       234
   175,800    Ingersoll-Rand Co. Ltd. "A"                                                                   6,329
     4,100    ITT Corp.                                                                                       275
    27,050    Parker-Hannifin Corp.                                                                         1,669
    11,200    Pentair, Inc.                                                                                   388
     4,600    SPX Corp.                                                                                       583
    14,600    Timken Co.                                                                                      482
                                                                                                       ----------
                                                                                                           16,289
                                                                                                       ----------
              OFFICE SERVICES & SUPPLIES (0.1%)
    61,100    Pitney Bowes, Inc.                                                                            1,936
                                                                                                       ----------
              RAILROADS (0.0%)
     5,500    CSX Corp.                                                                                       372
     4,500    Union Pacific Corp.                                                                             371
                                                                                                       ----------
                                                                                                              743
                                                                                                       ----------

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JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              TRUCKING (0.0%)
     2,600    Ryder System, Inc.                                                                       $      172
                                                                                                       ----------
              Total Industrials                                                                           135,540
                                                                                                       ----------
              INFORMATION TECHNOLOGY (5.4%)
              -----------------------------
              APPLICATION SOFTWARE (0.3%)
   204,600    Cadence Design Systems, Inc.*                                                                 1,512
   155,213    Synopsys, Inc.*                                                                               3,728
                                                                                                       ----------
                                                                                                            5,240
                                                                                                       ----------
              COMMUNICATIONS EQUIPMENT (1.2%)
   407,000    Cisco Systems, Inc.*                                                                          8,950
   296,300    Motorola, Inc.                                                                                2,560
   179,600    QUALCOMM, Inc.                                                                                9,939
                                                                                                       ----------
                                                                                                           21,449
                                                                                                       ----------
              COMPUTER HARDWARE (0.8%)
    64,700    Dell, Inc.*                                                                                   1,590
    32,300    Hewlett-Packard Co.                                                                           1,447
    37,400    International Business Machines Corp.                                                         4,786
   565,100    Sun Microsystems, Inc.*                                                                       6,007
                                                                                                       ----------
                                                                                                           13,830
                                                                                                       ----------
              COMPUTER STORAGE & PERIPHERALS (0.0%)
    19,200    Western Digital Corp.*                                                                          553
                                                                                                       ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     1,900    Computer Sciences Corp.*                                                                         90
    73,900    DST Systems, Inc.*(a)                                                                         4,466
     1,800    Fiserv, Inc.*                                                                                    86
                                                                                                       ----------
                                                                                                            4,642
                                                                                                       ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
    94,500    AVX Corp.                                                                                       951
                                                                                                       ----------
              INTERNET SOFTWARE & SERVICES (0.3%)
   144,600    eBay, Inc.*                                                                                   3,639
     4,200    Google, Inc. "A"*                                                                             1,990
                                                                                                       ----------
                                                                                                            5,629
                                                                                                       ----------
              OFFICE ELECTRONICS (0.4%)
   478,650    Xerox Corp.                                                                                   6,529
                                                                                                       ----------

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                   (continued)

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JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (0.3%)
   117,700    Intel Corp.                                                                              $    2,612
   121,100    Intersil Corp. "A"                                                                            2,922
                                                                                                       ----------
                                                                                                            5,534
                                                                                                       ----------
              SYSTEMS SOFTWARE (1.8%)
   896,300    Microsoft Corp.                                                                              23,053
   373,900    Oracle Corp.*                                                                                 8,050
                                                                                                       ----------
                                                                                                           31,103
                                                                                                       ----------
              TECHNOLOGY DISTRIBUTORS (0.0%)
    10,500    Ingram Micro, Inc. "A"*                                                                         194
     2,500    Tech Data Corp.*                                                                                 87
                                                                                                       ----------
                                                                                                              281
                                                                                                       ----------
              Total Information Technology                                                                 95,741
                                                                                                       ----------
              MATERIALS (3.3%)
              ----------------
              ALUMINUM (0.2%)
   101,567    Alcoa, Inc.                                                                                   3,428
                                                                                                       ----------
              DIVERSIFIED CHEMICALS (1.2%)
   393,300    Dow Chemical Co.                                                                             13,101
    41,200    E.I. du Pont de Nemours & Co.                                                                 1,805
     6,600    FMC Corp.                                                                                       491
    99,889    PPG Industries, Inc.                                                                          6,057
                                                                                                       ----------
                                                                                                           21,454
                                                                                                       ----------
              FOREST PRODUCTS (0.2%)
    35,400    Louisiana-Pacific Corp.                                                                         300
    55,600    Weyerhaeuser Co.                                                                              2,972
                                                                                                       ----------
                                                                                                            3,272
                                                                                                       ----------
              INDUSTRIAL GASES (0.0%)
     8,200    Air Products & Chemicals, Inc.                                                                  781
                                                                                                       ----------
              METAL & GLASS CONTAINERS (0.1%)
     2,100    AptarGroup, Inc.                                                                                 81
    23,300    Ball Corp.                                                                                    1,039
                                                                                                       ----------
                                                                                                            1,120
                                                                                                       ----------

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                   (continued)

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JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              PAPER PACKAGING (0.2%)
   176,300    Sealed Air Corp.                                                                         $    3,826
    13,800    Temple-Inland, Inc.                                                                             224
                                                                                                       ----------
                                                                                                            4,050
                                                                                                       ----------
              PAPER PRODUCTS (0.5%)
   221,169    International Paper Co.                                                                       6,131
    72,600    MeadWestVaco Corp.                                                                            1,946
                                                                                                       ----------
                                                                                                            8,077
                                                                                                       ----------
              SPECIALTY CHEMICALS (0.3%)
     8,900    Lubrizol Corp.                                                                                  443
    76,400    Sigma-Aldrich Corp.                                                                           4,641
                                                                                                       ----------
                                                                                                            5,084
                                                                                                       ----------
              STEEL (0.6%)
     8,100    Commercial Metals Co.                                                                           242
   131,900    Nucor Corp.                                                                                   7,547
    35,600    Reliance Steel & Aluminum Co.                                                                 2,248
     2,000    United States Steel Corp.                                                                       321
                                                                                                       ----------
                                                                                                           10,358
                                                                                                       ----------
              Total Materials                                                                              57,624
                                                                                                       ----------
              TELECOMMUNICATION SERVICES (4.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (4.1%)
 1,231,770    AT&T, Inc.                                                                                   37,951
     5,300    CenturyTel, Inc.                                                                                197
    44,376    Fairpoint Communications, Inc.(a)                                                               308
 1,263,000    Qwest Communications International, Inc.(a)                                                   4,837
   835,188    Verizon Communications, Inc.                                                                 28,430
                                                                                                       ----------
                                                                                                           71,723
                                                                                                       ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
   260,700    Sprint Nextel Corp.                                                                           2,122
                                                                                                       ----------
              Total Telecommunication Services                                                             73,845
                                                                                                       ----------
              UTILITIES (2.5%)
              ----------------
              ELECTRIC UTILITIES (1.7%)
    91,100    Duke Energy Corp.                                                                             1,602
    20,400    Edison International                                                                            986
     5,800    Exelon Corp.                                                                                    456
   113,700    FirstEnergy Corp.                                                                             8,363

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==================--------------------------------------------------------------
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                   (continued)

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JULY 31, 2008

                                                                                                           MARKET
    NUMBER                                                                                                  VALUE
 OF SHARES    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
    55,500    FPL Group, Inc.                                                                          $    3,581
    16,500    Hawaiian Electric Industries, Inc.                                                              408
   262,100    Pepco Holdings, Inc.                                                                          6,537
    20,500    Pinnacle West Capital Corp.                                                                     688
     1,800    PPL Corp.                                                                                        84
   334,300    Reliant Energy, Inc.*                                                                         6,054
    48,900    Southern Co.(a)                                                                               1,731
                                                                                                       ----------
                                                                                                           30,490
                                                                                                       ----------
              GAS UTILITIES (0.1%)
     1,200    Energen Corp.                                                                                    72
     9,900    National Fuel Gas Co.                                                                           493
    11,100    ONEOK, Inc.                                                                                     505
    11,600    Piedmont Natural Gas Co., Inc.(a)                                                               311
                                                                                                       ----------
                                                                                                            1,381
                                                                                                       ----------
              MULTI-UTILITIES (0.7%)
    27,000    Ameren Corp.                                                                                  1,109
    98,200    DTE Energy Co.                                                                                4,024
    49,110    Integrys Energy Group, Inc.                                                                   2,508
   111,300    NiSource, Inc.                                                                                1,901
    38,600    Public Service Enterprise Group, Inc.                                                         1,614
    13,200    SCANA Corp.                                                                                     478
    15,700    Vectren Corp.                                                                                   458
     2,000    Wisconsin Energy Corp.                                                                           90
    19,200    Xcel Energy, Inc.                                                                               385
                                                                                                       ----------
                                                                                                           12,567
                                                                                                       ----------
              Total Utilities                                                                              44,438
                                                                                                       ----------
              Total Common Stocks (cost: $1,898,832)                                                    1,740,778
                                                                                                       ----------
              MONEY MARKET INSTRUMENTS (0.9%)

              MONEY MARKET FUNDS (0.9%)
15,636,439    State Street Institutional Liquid Reserves, 2.48%(c)(cost: $15,636)                          15,636
                                                                                                       ----------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (6.9%)

              MONEY MARKET FUNDS (0.6%)
   616,122    AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.56%(c)                                 616
10,330,609    Merrill Lynch Premier Institutional Fund, 2.54%(c)                                           10,331
                                                                                                       ----------
              Total Money Market Funds                                                                     10,947
                                                                                                       ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

 PRINCIPAL                                                                                                 MARKET
    AMOUNT                                                                                                  VALUE
     (000)    SECURITY                                                                                      (000)
-----------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (6.3%)
   $45,000      Credit Suisse First Boston LLC, 2.19%, acquired on 7/31/2008 and due 8/01/2008 at $45,000  (collateralized  by $46,175 of Federal
                Home Loan Bank(b), 2.46%(d), due 10/27/2008;
                market value $45,903)                                                                  $   45,000
    46,000    Deutsche Bank Securities, Inc., 2.18%, acquired on 7/31/2008 and due
                8/01/2008 at $46,000  (collateralized by $44,405 of Federal Home
                Loan Bank(b), 5.00% - 5.63%, due 6/09/2017 - 12/08/2017;
                combined market value $46,922)                                                             46,000
    20,000    HSBC Securities (USA), Inc., 2.16%, acquired on 7/31/2008 and due
                8/01/2008 at $20,000 (collateralized by $19,980 of Fannie Mae(b),
                5.01%, due 9/19/2011; market value $20,403)                                                20,000
                                                                                                       ----------
              Total Repurchase Agreements                                                                 111,000
                                                                                                       ----------
              Total Short-Term Investments Purchased With Cash Collateral
                From Securities Loaned (cost: $121,947)                                                   121,947
                                                                                                       ----------

              TOTAL INVESTMENTS (COST: $2,036,415)                                                     $1,878,361
                                                                                                       ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME STOCK FUND
JULY 31, 2008

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

         REIT - Real estate investment trust

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of July 31, 2008.

         (b) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (c) Rate represents the money market fund annualized seven-day yield at July 31, 2008.

         (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         * Non-income-producing security. As of July 31, 2008, 92.5% of the Fund's net assets were invested in dividend-paying stocks.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME STOCK FUND
JULY 31, 2008

ASSETS
   Investments in securities, at market value (including securities
      on loan of $114,603) (cost of $2,036,415)                                 $1,878,361
   Receivables:
      Capital shares sold                                                              597
      USAA Transfer Agency Company (Note 6D)                                            67
      Dividends and interest                                                         2,867
      Securities sold                                                               18,732
      Other                                                                             93
                                                                                ----------
         Total assets                                                            1,900,717
                                                                                ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                             121,948
      Securities purchased                                                          17,464
      Capital shares redeemed                                                        1,412
      Bank overdraft                                                                   908
   Accrued management fees                                                             663
   Accrued transfer agent's fees                                                       103
   Other accrued expenses and payables                                                 136
                                                                                ----------
         Total liabilities                                                         142,634
                                                                                ----------
             Net assets applicable to capital shares outstanding                $1,758,083
                                                                                ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $1,999,950
   Accumulated undistributed net investment income                                   2,780
   Accumulated net realized loss on investments                                    (86,593)
   Net unrealized depreciation of investments                                     (158,054)
                                                                                ----------
             Net assets applicable to capital shares outstanding                $1,758,083
                                                                                ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                 140,270
                                                                                ==========
   Net asset value, redemption price, and offering price per share              $    12.53
                                                                                ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME STOCK FUND
YEAR ENDED JULY 31, 2008

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $4)                               $  57,152
   Interest                                                                            852
   Securities lending (net)                                                            770
                                                                                 ---------
      Total income                                                                  58,774
                                                                                 ---------
EXPENSES
   Management fees                                                                   9,478
   Administration and servicing fees                                                 3,105
   Transfer agent's fees                                                             3,174
   Custody and accounting fees                                                         298
   Postage                                                                             240
   Shareholder reporting fees                                                           75
   Trustees' fees                                                                       10
   Registration fees                                                                    48
   Professional fees                                                                    91
   Other                                                                                41
                                                                                 ---------
      Total expenses                                                                16,560
   Expenses paid indirectly                                                           (338)
                                                                                 ---------
      Net expenses                                                                  16,222
                                                                                 ---------
NET INVESTMENT INCOME                                                               42,552
                                                                                 ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss                                                               (69,284)
   Change in net unrealized appreciation/depreciation                             (349,532)
                                                                                 ---------
      Net realized and unrealized loss                                            (418,816)
                                                                                 ---------
Decrease in net assets resulting from operations                                 $(376,264)
                                                                                 =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME STOCK FUND
YEARS ENDED JULY 31,

                                                                      2008               2007
                                                                -----------------------------
FROM OPERATIONS
   Net investment income                                        $   42,552         $   41,843
   Net realized gain (loss) on investments                         (69,284)           185,147
   Change in net unrealized appreciation/depreciation
      of investments                                              (349,532)             4,901
                                                                -----------------------------
      Increase (decrease) in net assets resulting from
         operations                                               (376,264)           231,891
                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (43,284)           (41,270)
   Net realized gains                                             (155,605)          (117,592)
                                                                -----------------------------
      Distributions to shareholders                               (198,889)          (158,862)
                                                                -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       298,637            326,189
   Reinvested dividends                                            189,709            150,968
   Cost of shares redeemed                                        (451,383)          (412,931)
                                                                -----------------------------
      Increase in net assets from capital share transactions        36,963             64,226
                                                                -----------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 6D)                                                 67                  1
                                                                -----------------------------
Net increase (decrease) in net assets                             (538,123)           137,256

NET ASSETS
   Beginning of year                                             2,296,206          2,158,950
                                                                -----------------------------
   End of year                                                  $1,758,083         $2,296,206
                                                                =============================
Accumulated undistributed net investment income:
   End of year                                                  $    2,780         $    3,569
                                                                =============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      20,470             19,060
   Shares issued for dividends reinvested                           12,637              8,947
   Shares redeemed                                                 (30,808)           (24,017)
                                                                -----------------------------
      Increase in shares outstanding                                 2,299              3,990
                                                                =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME STOCK FUND
JULY 31, 2008

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is current income with the prospect of increasing dividend income and the potential for capital appreciation.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity  securities,  including  exchange-traded  funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities  trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

                  prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

               4. Short-term securities with original or remaining maturities of
                  60 days or less may be valued at amortized cost, which approximates market value.

               5. Debt  securities  with  maturities  greater  than 60 days  are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

                  price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               6. Repurchase  agreements are valued at cost, which  approximates market value.

               7. Securities  for  which  market   quotations  are  not  readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE  AGREEMENTS  - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities,  other assets,  and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended July 31, 2008, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $311,000 and $27,000, respectively, resulting in a total reduction in Fund expenses of $338,000.

            G. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

         that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2008, the Fund paid CAPCO facility fees of $2,000, which represents 5.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for dividend distributions resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $57,000. This reclassification has no effect on net assets.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

         The tax character of distributions paid during the years ended July 31, 2008, and 2007, was as follows:

                                                      2008               2007
                                                  ------------------------------
Ordinary income*                                  $ 81,813,000       $76,902,000
Long-term realized capital gains                   117,076,000        81,960,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2008, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                     $   2,781,000
Accumulated capital and other losses                                (75,102,000)
Unrealized depreciation of investments                             (169,526,000)

         The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2008, the Fund had a current post-October capital loss of $75,102,000, for federal income tax purposes, which will be recognized on the first day of the following fiscal year.

         Effective August 1, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. As of July 31, 2008, the Manager has reviewed all open

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

         tax years and concluded that the adoption of FIN 48 resulted in no impact to the Fund's net assets or results of operations. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2008, were $1,863,923,000 and $1,966,688,000, respectively.

         As of July 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was $2,047,887,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2008, for federal income tax purposes, were $138,909,000 and $308,435,000, respectively, resulting in net unrealized depreciation of $169,526,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

         when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2008, the Fund received securities-lending income of $770,000, which is net of the 20% income retained by Wachovia. As of July 31, 2008, the Fund loaned securities having a fair market value of approximately $114,603,000, which excluded $1,054,000 of securities on loan that were sold prior to July 31, 2008. The Fund received cash collateral of $121,948,000 for the loans. Of this amount, $121,947,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT  FEES - The  Manager  provides  investment  management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Equity Income Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Equity Income Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Equity Income Funds Index over that period, even if the Fund had overall negative returns during the performance period.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

               For the year ended July 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $9,478,000, which is net of a performance adjustment of $(873,000) that decreased the base management fee of 0.50% by 0.04%.

            B. SUBADVISORY ARRANGEMENT - The Manager has entered into investment subadvisory agreements with Grantham, Mayo, Van Otterloo & Co. LLC (GMO) and OFI Institutional Asset Management, Inc. (OFII), under which GMO and OFII direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays GMO and OFII subadvisory fees as follows: an annual amount of 0.18% of the portion of the Fund's average daily net assets that GMO manages; and an annual amount of 0.085% on the first $500 million of assets and 0.075% on assets over $500 million of the Fund's average daily net assets that OFII manages. For the year ended July 31, 2008, the Manager incurred subadvisory fees, paid or payable to GMO and OFII, of $1,834,000 and $839,000, respectively.

            C. ADMINISTRATION  AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $3,105,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2008, the Fund reimbursed the Manager $34,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $3,174,000. Additionally, the Fund recorded a receivable from SAS of $67,000 at July 31, 2008, for adjustments related to corrections to shareholder transactions.

            E. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR
               VALUE MEASUREMENTS" (SFAS 157) - In September 2006, FASB issued SFAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

               adoption of SFAS 157 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            B. SFAS NO. 159,  "THE FAIR VALUE  OPTION FOR  FINANCIAL  ASSETS AND
               FINANCIAL LIABILITIES" (SFAS 159) - In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

            C. SFAS NO.  161,  "DISCLOSURES  ABOUT  DERIVATIVE  INSTRUMENTS  AND
               HEDGING ACTIVITIES - AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) - In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Manager is in the process of evaluating the impact of SFAS 161 on the Fund's financial statement disclosures.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                     YEAR ENDED JULY 31,
                                           --------------------------------------------------------------------------
                                                 2008           2007            2006           2005              2004
                                           --------------------------------------------------------------------------
Net asset value at beginning of period     $    16.64     $    16.11      $    17.36     $    15.31        $    13.14
                                           --------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income                         .30            .30             .30            .32               .25
    Net realized and unrealized gain
       (loss)                                   (2.95)          1.42             .86           2.22              2.16
                                           --------------------------------------------------------------------------
Total from investment operations                (2.65)          1.72            1.16           2.54              2.41
                                           --------------------------------------------------------------------------
Less distributions from:
    Net investment income                        (.31)          (.30)           (.31)          (.32)             (.24)
    Realized capital gains                      (1.15)          (.89)          (2.10)          (.17)                -
                                           --------------------------------------------------------------------------
Total distributions                             (1.46)         (1.19)          (2.41)          (.49)             (.24)
                                           --------------------------------------------------------------------------
Net asset value at end of period           $    12.53     $    16.64      $    16.11     $    17.36        $    15.31
                                           ==========================================================================
Total return (%)*                              (17.25)         10.66(a)         7.38          16.81             18.44
Net assets at end of period (000)          $1,758,083     $2,296,206      $2,158,950     $2,088,535        $1,807,680
Ratios to average net assets:**
    Expenses (%)(b)                               .80            .82(a)          .83            .78               .79
    Net investment income (%)                    2.06           1.77            1.87           1.99              1.66
Portfolio turnover (%)                             91             74             108             73                54

  * Assumes  reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return.
 ** For the year ended July 31, 2008, average net assets were $2,068,219,000.
(a) For the year ended July 31, 2007, SAS voluntarily  reimbursed the Fund for a portion of the transfer  agent's fees  incurred.  The  reimbursement  had no effect on the  Fund's  total  return or ratio of  expenses  to  average  net assets.
(b) Reflects  total  operating  expenses  of the Fund before  reductions  of any expenses paid indirectly.  The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                 (.02%)         (.01%)          (.02%)         (.00%)(+)         (.00%)(+)
    (+) Represents less than 0.01% of average net assets. \

50

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INCOME STOCK FUND
JULY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2008, through July 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

         information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING              ENDING            DURING PERIOD*
                                    ACCOUNT VALUE         ACCOUNT VALUE       FEBRUARY 1, 2008 -
                                   FEBRUARY 1, 2008       JULY 31, 2008        JULY 31, 2008
                                  --------------------------------------------------------------
Actual                                $1,000.00            $  885.20                $3.70

Hypothetical
  (5% return before expenses)          1,000.00             1,020.93                 3.97

         *Expenses are equal to the Fund's annualized expense ratio of 0.79%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of (11.48)% for the six-month period of February 1, 2008, through July 31, 2008.

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)

USAA INCOME STOCK FUND
JULY 31, 2008

         At a meeting of the Board of Trustees (the "Board") held on April 9, 2008, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager and the Subadvisory Agreements with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and Subadvisory Agreements and the Manager and the Subadvisers, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's and Subadvisers' operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Subadvisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Subadvisory Agreements with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by each Subadviser. At the meeting at which the

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

         renewal of the Investment Advisory Agreement and Subadvisory Agreements is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadvisers is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement and Subadvisory Agreements included information previously received at such meetings.

INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services,

54

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

         assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadvisers and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" and the utilization of "soft dollars," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

         objectives  and  classifications,   sales  load  type  (in  this  case,
         investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of both its expense group and its expense universe. The data indicated that the Fund's total expense ratio was below the median of both its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreements are paid by the Manager.

         In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2007. The Board noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe

56

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

         for the same periods. The Board took into account management's discussion of the Fund's performance and the factors that contributed to such performance, including the effect of the current market environment, as well as any actions taken to address performance. The Trustees also noted management's discussion of the investment strategies of the Fund and the investment category in which the Fund was placed for the third-party report.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered that the Manager pays the subadvisory fees.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

         The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the Fund's performance is being addressed;
         (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and
         (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENTS
--------------------------------------------------------------------------------

         In approving each Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the respective Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve each Subadvisory Agreement. In approving each Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

58

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Trustees considered information provided to them regarding the services provided by the Subadvisers, including information presented periodically throughout the previous year. The Board considered each Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and each Subadviser's level of staffing. The Trustees noted that the materials provided to them by each Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted each Subadviser's brokerage practices. The Board also considered each Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of each Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to each Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of each Subadviser. In considering the cost of services to be provided by each Subadviser and the profitability to that Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreements were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by each Subadviser, each Subadviser's profitability with respect to the Fund, and the potential economies of scale in each Subadviser's management of the Fund, to the extent available. However, for the reasons noted above, this information was less significant to the Board's consideration of the Subadvisory Agreements than the other factors considered.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENTS (unaudited)
                 (continued)

USAA INCOME STOCK FUND
JULY 31, 2008

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees that each Subadviser charges to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays subadvisory fees to each Subadviser. As noted above, the Board considered the Fund's performance during the one-, three-, and five-year periods ended December 31, 2007, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadviser. The Board was mindful of the Manager's focus on each Subadviser's performance and the explanations of management regarding the factors that contributed to the short-term performance of the Fund. The Board also noted each Subadviser's long-term performance record for similar accounts.

         CONCLUSION. The Board reached the following conclusions regarding each Subadvisory Agreement, among others: (i) each Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) each Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and each Subadviser. Based on its conclusions, the Board determined that approval of each Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

60

 T R U S T E E S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

         The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

         Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company with 45 individual funds as of July 31, 2008. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Trustee
         Born: December 1960
         Year of Election or Appointment: 2001

         President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Trustee
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a database management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE TRUSTEE IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED TRUSTEES IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

62

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERT L. MASON, Ph.D. (3, 4, 5, 6)
         Trustee
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         BARBARA B. OSTDIEK, Ph.D. (3, 4, 5, 6)
         Trustee
         Born: March 1964
         Year of Election or Appointment: 2007

         Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Trustee
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Trustee and Chair of the Board of Trustees
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present).

         RONALD B. SWEET
         Vice President
         Born: November 1962
         Year of Appointment: 2006

         Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS.

         (+) MR. ZUCKER WAS ELECTED AS CHAIR OF THE BOARD IN 2005.

         (1) INDICATES  THOSE  OFFICERS  WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
             MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

64

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         ROBERTO GALINDO, Jr.
         Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant    Vice     President,     Portfolio     Accounting/Financial
         Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present);
         Assistant  Vice  President,   Investment  Management  Administration  &
         Compliance, USAA (12/02-9/04).

         ROSE URBANCZYK
         Assistant Treasurer
         Born: June 1961
         Year of Appointment: 2008

         Assistant Vice President, Finance, Senior Financial Officer, IMCO (6/08-present); Assistant Vice President, Senior Financial Officer and Treasurer, FAI (6/08-present); Assistant Vice President, Finance, Senior Financial Officer and Treasurer, FPS (6/08-present); Assistant Vice President, Senior Financial Officer, Chief Financial Office, USAA (IMCO/FPS) (5/08-present); Executive Director, Finance, Senior Financial Officer, IMCO (11/07-6/08); Senior Financial Officer and Treasurer, FAI (4/07-6/08); Executive Director, Finance, Senior Financial Officer and Treasurer, FPS (8/06-6/08); Executive Director, Enterprise Planning & Performance Management (3/03-8/06); Director, Accounting/Financial, Corporate Financial Reporting, Planning & Analysis, IMCO (2/01-10/06).

                  TRUSTEES    Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Barbara B. Ostdiek, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

--------------------------------------------------------------------------------

            ADMINISTRATOR,    USAA Investment Management Company
       INVESTMENT ADVISER,    P.O. Box 659453
          UNDERWRITER, AND    San Antonio, Texas 78265-9825
               DISTRIBUTOR

--------------------------------------------------------------------------------

            TRANSFER AGENT    USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

--------------------------------------------------------------------------------

             CUSTODIAN AND    State Street Bank and Trust Company
          ACCOUNTING AGENT    P.O. Box 1713
                              Boston, Massachusetts 02105

--------------------------------------------------------------------------------

               INDEPENDENT    Ernst & Young LLP
         REGISTERED PUBLIC    100 West Houston St., Suite 1800
           ACCOUNTING FIRM    San Antonio, Texas 78205

--------------------------------------------------------------------------------

               MUTUAL FUND    LEARN MORE ONLINE NOW
         SELF-SERVICE 24/7    At "Products & Services" click
               AT USAA.COM    "Investments" then "Mutual Funds"

                   OR CALL    View account balance, transactions, fund
            (800) 531-USAA    prices; or exchange/redeem fund shares.
                    (8722)    Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA (8722); (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) 732-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23421-0908                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

In 2006, the Trustee designated as the Board's audit committee financial expert resigned from the Board. The Board has not determined that another Trustee qualifies as an audit committee financial expert. The Board is seeking a replacement and will consider a candidate's qualifications to become the audit committee financial expert as a factor in the evaluation process.




ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2008 and 2007 were $391,060 and $393,763, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2008 and 2007 were $64,375 and $55,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2008 and 2007.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2008 and 2007 were $106,475 and $89,560, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2008 and 2007 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    SEPTEMBER 25, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    SEPTEMBER 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    SEPTEMBER 26, 2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.